Quarterly Results of Operations (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 2,923,681	$ 2,830,112	$ 2,859,579	$ 2,901,492	$ 2,921,442	$ 2,946,212	$ 2,978,484	$ 3,045,770	$ 11,514,864	$ 11,891,908
Interest expense	252,749	267,433	293,141	314,050	337,222	353,542	371,036	389,658	1,127,373	1,451,458
Net interest income	2,670,932	2,562,679	2,566,438	2,587,442	2,584,220	2,592,670	2,607,448	2,656,112	10,387,491	10,440,450
Provision for loan losses	30,000	45,000	35,000	30,000	150,000	30,000	30,000	30,000	140,000	240,000
Net interest income after provision for loan losses	2,640,932	2,517,679	2,531,438	2,557,442	2,434,220	2,562,670	2,577,448	2,626,112	10,247,491	10,200,450
Noninterest income	1,096,519	991,626	1,063,287	1,035,458	1,059,478	1,024,088	947,678	997,532	4,186,890	4,028,776
Noninterest expense	2,814,601	2,579,660	2,431,183	2,515,789	2,658,085	2,470,123	2,723,872	2,470,346	10,341,233	10,322,426
Income before income taxes	922,850	929,645	1,163,542	1,077,111	835,613	1,116,635	801,254	1,153,298	4,093,148	3,906,800
Income tax expense	218,785	230,247	327,139	290,854	183,641	260,619	176,277	313,509	1,067,025	934,046
Net income	$ 704,065	$ 699,398	$ 836,403	$ 786,257	$ 651,972	$ 856,016	$ 624,977	$ 839,789	$ 3,026,123	$ 2,972,754
Basic earnings per share (in dollars per share)	$ 0.40	$ 0.40	$ 0.47	$ 0.44	$ 0.37	$ 0.48	$ 0.35	$ 0.47	$ 1.71	$ 1.66
Diluted earnings per share (in dollars per share)	$ 0.39	$ 0.39	$ 0.47	$ 0.44	$ 0.36	$ 0.47	$ 0.35	$ 0.47	$ 1.70	$ 1.65